Note 3 - Going Concern (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Working Capital Surplus (Deficit)		$ 3,474
Cash and Cash Equivalents, at Carrying Value		24,081	$ 127	$ 2,668
Contractual Obligation		79,964
Contractual Obligation, Due in Next Fiscal Year		59,684
Contractual Obligation, Due in Second Year		20,280
Contractual Obligations Settled		17,091
Family Trading Inc [Member]
Line of Credit Facility, Remaining Borrowing Capacity		$ 51,801
Subsequent Event [Member]
Contractual Obligation	$ 231,449
Increase (Decrease) in Contractual Obligation	151,485
Contractual Obligation, Due in Next Fiscal Year	88,381
Subsequent Event [Member] | First Quarter [Member]
Contractual Obligation, Due in Second Year	65,773
Subsequent Event [Member] | Second Quarter [Member]
Contractual Obligation, Due in Second Year	$ 77,295